Reverse Acquisitions of China Rapid Finance by SOS Limited (Details) - Schedule of assets and liabilities acquired $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of assets and liabilities acquired [Abstract]
Total Purchase Price	$ 9,660
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,462
Inventories	8
Prepaid expenses and other current assets	110
Non-current assets	2,969
Other assets	2,682
Total Assets	53,419
Warrant derivative liability
Accounts payable & accrued liabilities	(49,437)
Total Liabilities	(49,437)
Net Assets (Liabilities) Acquired	3,982
Loss on Acquisitions	$ 5,678